Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Update the Recent Development Section
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4677 L B McLeod Rd
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32811
City Area Code	(855)
Local Phone Number	921-4600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false